General and Administrative Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of attribution of expenses by nature to their function [line items]
Share listing expense	€ 111,109
General and Administrative Expenses
Disclosure of attribution of expenses by nature to their function [line items]
Share listing expense	111,109
Professional services	70,380	€ 8,483	€ 2,615
Salaries and social security	35,395	20,926	8,057
IT and communication expense	12,391	2,255	1,545
Depreciation/amortization	1,870	1,289	896
Insurances	1,698	73	118
HR related expenses (training, recruitment)	1,617	1,026	357
Other administrative expenses	4,633	1,354	1,849
Total	€ 239,093	€ 35,406	€ 15,437